SCHEDULE OF WARRANTS OUTSTANDING (Details)	3 Months Ended
	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares
Warrant One [member]
IfrsStatementLineItems [Line Items]
Date issued	Nov. 30, 2020
Expiry date	Nov. 30, 2022
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	481,484	481,484
Warrant Two [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 05, 2021
Expiry date	Feb. 05, 2023
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	1,319,675	1,319,675
Warrant Three [member]
IfrsStatementLineItems [Line Items]
Date issued	Mar. 05, 2021
Expiry date	Mar. 05, 2023
Exercise price | $ / shares	$ 3.55
Number of warrants outstanding	5,142,324	5,142,324
Warrant Four [member]
IfrsStatementLineItems [Line Items]
Date issued	Mar. 22, 2021
Expiry date	Mar. 22, 2023
Exercise price | $ / shares		$ 13.35
Number of warrants outstanding	1,200,000	1,200,000
Warrant Five [member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 29, 2021
Expiry date	Jul. 29, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	250,000	250,000
Warrant Six [member]
IfrsStatementLineItems [Line Items]
Date issued	Sep. 14, 2021
Expiry date	Sep. 14, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	4,798	4,798
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	8,398,281	8,398,281